Consolidated Statements of Comprehensive Income - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Consolidated statements of comprehensive income [abstract]
Net income	[1],[2]	€ 31,118	€ 39,067		€ 38,336
Items that are, or may be, reclassified subsequently to profit or loss
Foreign currency translation differences		(1,067)	(7,029)	[1]	(11,613)	[1]
Initial recognition of pension provision	[3]	(909)
Effective portion of changes in fair value of cash flow hedge		7	110	[1]	(45)	[1]
Tax on items that are, or may be, reclassified subsequently to profit or loss
Foreign currency translation differences		428	205	[1]	1,836	[1]
Initial recognition of pension provision	[3]	179
Effective portion of changes in fair value of cash flow hedge		(3)	(36)	[1]	15	[1]
Other comprehensive income/(loss), net of tax		(1,365)	(6,750)	[1]	(9,807)	[1]
Total comprehensive income attributable to shareholders	[2]	€ 29,753	€ 32,317	[1]	€ 28,529	[1]

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.
[2]	The accompanying notes form an integral part of these consolidated financial statements.
[3]	The "Initial recognition of pension provision" relates to a pension plan that qualifies as a defined benefit plan in accordance with IAS 19 - Employee Benefits, but was previously accounted for as a defined contribution plan for which the impact to the (interim) financial statements of previous periods and the current period is immaterial. As from 2018, management elected to change this by recognizing a corresponding entry in "Other comprehensive income".